Pacer Trendpilot US Bond ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

CORPORATE BONDS - 98.3%	Par	Value
Communication Services - 16.6%
Altice Financing SA
5.00%, 01/15/2028 (a)	$241,000	$216,298
5.75%, 08/15/2029 (a)	395,000	342,885
Altice France Holding SA
10.50%, 05/15/2027 (a)	336,000	193,089
6.00%, 02/15/2028 (a)	222,000	98,790
Altice France SA
8.13%, 02/01/2027 (a)(b)	345,000	308,364
5.50%, 01/15/2028 (a)	177,000	137,628
5.13%, 01/15/2029 (a)	111,000	81,755
5.13%, 07/15/2029 (a)	501,000	366,256
5.50%, 10/15/2029 (a)	409,000	301,736
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029 (a)	222,000	143,412
AMC Networks, Inc.
4.75%, 08/01/2025	167,000	160,794
4.25%, 02/15/2029	179,000	138,036
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	147,000	130,923
6.13%, 12/01/2028 (a)	117,000	101,066
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	117,000	109,730
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)(b)	117,000	102,842
C&W Senior Financing DAC 6.88%, 09/15/2027 (a)	256,000	242,693
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	145,000	143,739
5.13%, 05/01/2027 (a)(b)	652,000	627,145
5.00%, 02/01/2028 (a)	486,000	455,051
5.38%, 06/01/2029 (a)	296,000	275,091
6.38%, 09/01/2029 (a)(b)	286,000	278,135
4.75%, 03/01/2030 (a)	590,000	524,397
4.50%, 08/15/2030 (a)	544,000	472,772
4.25%, 02/01/2031 (a)	583,000	491,211
7.38%, 03/01/2031 (a)(b)	227,000	229,412
4.75%, 02/01/2032 (a)	241,000	206,720
4.50%, 05/01/2032	550,000	458,905
4.50%, 06/01/2033 (a)	350,000	287,438
4.25%, 01/15/2034 (a)	409,000	326,019
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	263,000	247,362
7.75%, 04/15/2028 (a)(b)	204,000	176,601
9.00%, 09/15/2028 (a)(b)	140,000	146,125
7.50%, 06/01/2029 (a)	211,000	174,539
CMG Media Corp. 8.88%, 12/15/2027 (a)	193,000	150,173
Connect Finco SARL / Connect US Finco LLC 6.75%, 10/01/2026 (a)	386,000	377,314
Consolidated Communications, Inc.
6.50%, 10/01/2028 (a)	135,000	117,086
5.00%, 10/01/2028 (a)	93,000	75,981
CSC Holdings LLC
5.50%, 04/15/2027 (a)	277,000	248,887
5.38%, 02/01/2028 (a)	199,000	170,651
7.50%, 04/01/2028 (a)	205,000	137,094
11.25%, 05/15/2028 (a)	124,000	125,860
11.75%, 01/31/2029 (a)	380,000	385,841
6.50%, 02/01/2029 (a)	350,000	297,465
5.75%, 01/15/2030 (a)	377,000	199,678
4.63%, 12/01/2030 (a)(b)	395,000	202,315
4.13%, 12/01/2030 (a)	252,000	182,070
3.38%, 02/15/2031 (a)	199,000	136,341
4.50%, 11/15/2031 (a)	281,000	201,618
5.00%, 11/15/2031 (a)	117,000	59,115
Directv Financing LLC 8.88%, 02/01/2030 (a)	130,000	132,283
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.88%, 08/15/2027 (a)	722,000	685,899
DISH DBS Corp.
7.75%, 07/01/2026	404,000	234,724
5.25%, 12/01/2026 (a)(b)	554,000	437,317
7.38%, 07/01/2028	204,000	90,136
5.75%, 12/01/2028 (a)	441,000	296,793
5.13%, 06/01/2029	306,000	118,116
DISH Network Corp. 11.75%, 11/15/2027 (a)(b)	710,000	741,111
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	154,000	147,997
5.00%, 05/01/2028 (a)	298,000	274,905
6.75%, 05/01/2029 (a)	199,000	176,364
5.88%, 11/01/2029	135,000	114,264
6.00%, 01/15/2030 (a)	194,000	164,415
8.75%, 05/15/2030 (a)	256,000	262,241
8.63%, 03/15/2031 (a)	135,000	136,561
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)	120,000	117,808
3.50%, 03/01/2029 (a)	62,000	56,350
Gray Television, Inc.
5.88%, 07/15/2026 (a)	124,000	121,495
7.00%, 05/15/2027 (a)	135,000	131,963
4.75%, 10/15/2030 (a)	135,000	105,638
5.38%, 11/15/2031 (a)	254,000	199,708
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	150,000	126,915
6.63%, 08/01/2026	175,000	119,656
iHeartCommunications, Inc.
6.38%, 05/01/2026	157,000	135,020
8.38%, 05/01/2027	208,000	129,795
5.25%, 08/15/2027 (a)	135,000	104,963
4.75%, 01/15/2028 (a)	117,000	87,282
Iliad Holding SASU
6.50%, 10/15/2026 (a)	211,000	206,795
7.00%, 10/15/2028 (a)(b)	186,000	184,373
Intelsat Jackson Holdings SA 6.50%, 03/15/2030 (a)	603,000	570,166
Lamar Media Corp.
3.75%, 02/15/2028	100,000	93,125
4.88%, 01/15/2029	93,000	89,607
4.00%, 02/15/2030	128,000	117,133
3.63%, 01/15/2031	128,000	112,613
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	232,000	223,950
5.13%, 07/15/2029 (a)	152,000	133,769
Level 3 Financing, Inc.
3.40%, 03/01/2027 (a)	175,000	144,156
4.63%, 09/15/2027 (a)	199,000	103,978
4.25%, 07/01/2028 (a)	211,000	70,685
3.63%, 01/15/2029 (a)	156,000	46,649
3.75%, 07/15/2029 (a)	171,000	50,018
3.88%, 11/15/2029 (a)	175,000	117,075
10.50%, 05/15/2030 (a)(b)	151,000	150,554
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	256,000	257,577
4.75%, 10/15/2027 (a)	197,000	187,656
3.75%, 01/15/2028 (a)	117,000	108,079
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	96,000	59,184
4.00%, 02/15/2027 (a)(b)	253,000	130,928
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	105,000	101,809
4.63%, 06/01/2028 (a)	87,000	81,895
4.13%, 08/01/2030 (a)	117,000	104,488
3.63%, 10/01/2031 (a)	117,000	100,035
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	151,000	142,294
8.00%, 08/01/2029 (a)	130,000	119,934
News Corp.
3.88%, 05/15/2029 (a)	204,000	187,238
5.13%, 02/15/2032 (a)	117,000	109,803
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	338,000	328,056
4.75%, 11/01/2028 (a)	209,000	191,235
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	127,000	122,026
4.25%, 01/15/2029 (a)	92,000	82,001
4.63%, 03/15/2030 (a)	117,000	102,960
7.38%, 02/15/2031 (a)	90,000	94,281
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057	152,000	131,617
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (b)	194,000	173,011
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (a)	191,000	147,548
6.50%, 09/15/2028 (a)	184,000	79,120
ROBLOX Corp. 3.88%, 05/01/2030 (a)	199,000	174,942
Rogers Communications, Inc. 5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	135,000	128,557
Scripps Escrow II, Inc. 3.88%, 01/15/2029 (a)	122,000	105,042
Scripps Escrow, Inc. 5.88%, 07/15/2027 (a)	103,000	92,687
Shutterfly Finance LLC 9.75%, 10/01/2027 (a)	0	0
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (a)	117,000	89,967
4.13%, 12/01/2030 (a)	135,000	104,288
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	204,000	190,485
5.00%, 08/01/2027 (a)	286,000	274,353
4.00%, 07/15/2028 (a)	374,000	338,932
5.50%, 07/01/2029 (a)	268,000	254,600
4.13%, 07/01/2030 (a)(b)	286,000	250,250
3.88%, 09/01/2031 (a)	286,000	237,916
Stagwell Global LLC 5.63%, 08/15/2029 (a)	227,000	207,719
Sunrise FinCo I BV 4.88%, 07/15/2031 (a)	228,000	199,853
Sunrise HoldCo IV BV 5.50%, 01/15/2028 (a)	56,000	53,554
TEGNA, Inc.
4.75%, 03/15/2026 (a)	128,000	125,048
4.63%, 03/15/2028 (b)	204,000	190,016
5.00%, 09/15/2029	227,000	209,085
Telenet Finance Luxembourg Notes Sarl 5.50%, 03/01/2028 (a)	200,000	189,925
Univision Communications, Inc.
6.63%, 06/01/2027 (a)	286,000	282,377
8.00%, 08/15/2028 (a)	250,000	254,063
4.50%, 05/01/2029 (a)	216,000	191,700
7.38%, 06/30/2030 (a)	186,000	182,340
Videotron Ltd.
5.13%, 04/15/2027 (a)	140,000	138,076
3.63%, 06/15/2029 (a)	117,000	106,757
Virgin Media Finance PLC 5.00%, 07/15/2030 (a)(b)	176,000	157,063
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)(b)	279,000	268,538
4.50%, 08/15/2030 (a)	174,000	155,475
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028 (a)	131,000	123,313
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	291,000	254,314
4.75%, 07/15/2031 (a)	263,000	235,714
Vodafone Group PLC
7.00% to 04/04/2029 then 5 Year Swap Rate USD + 4.87%, 04/04/2079	394,000	406,974
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	199,000	173,130
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081	117,000	109,039
VZ Secured Financing BV 5.00%, 01/15/2032 (a)	287,000	249,690
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75%, 08/15/2028 (a)	303,000	265,800
WMG Acquisition Corp.
3.75%, 12/01/2029 (a)	126,000	113,416
3.88%, 07/15/2030 (a)	125,000	111,406
3.00%, 02/15/2031 (a)	157,000	133,179
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (a)	311,000	235,116
6.13%, 03/01/2028 (a)	218,000	144,425
Ziggo Bond Co. BV
6.00%, 01/15/2027 (a)	146,000	143,273
5.13%, 02/28/2030 (a)	67,000	56,474
Ziggo BV 4.88%, 01/15/2030 (a)	172,000	153,735
		30,834,194

Consumer Discretionary - 19.1%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 04/15/2025 (a)	100,000	99,830
3.88%, 01/15/2028 (a)	298,000	280,204
4.38%, 01/15/2028 (a)	135,000	128,509
3.50%, 02/15/2029 (a)	175,000	159,937
4.00%, 10/15/2030 (a)	570,000	508,305
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	146,000	141,967
7.00%, 04/15/2028 (a)	117,000	119,486
8.25%, 04/15/2031 (a)	117,000	123,350
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.63%, 07/15/2026 (a)	399,000	392,216
9.75%, 07/15/2027 (a)	196,000	191,590
6.00%, 06/01/2029 (a)	160,000	131,760
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	242,000	218,370
4.63%, 06/01/2028 (a)	141,000	126,817
American Airlines, Inc.
7.25%, 02/15/2028 (a)	130,000	132,041
8.50%, 05/15/2029 (a)	220,000	233,022
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	509,167	504,074
5.75%, 04/20/2029 (a)	618,000	607,184
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	116,000	115,710
6.88%, 07/01/2028	93,000	90,592
5.00%, 10/01/2029 (b)	140,000	122,500
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028 (a)	124,000	116,271
3.88%, 11/15/2029 (a)	93,000	82,801
APX Group, Inc.
6.75%, 02/15/2027 (a)	140,000	140,438
5.75%, 07/15/2029 (a)	152,000	144,318
Aramark Services, Inc.
5.00%, 04/01/2025 (a)	140,000	139,125
5.00%, 02/01/2028 (a)	194,000	187,342
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	94,000	88,642
4.63%, 11/15/2029 (a)	112,000	103,368
4.75%, 03/01/2030	104,000	96,349
5.00%, 02/15/2032 (a)	140,000	126,000
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.63%, 04/01/2030 (a)	93,000	84,171
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a)	238,000	240,078
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 07/15/2027 (a)	93,000	89,992
4.75%, 04/01/2028 (a)	117,000	107,933
5.38%, 03/01/2029 (a)	140,000	129,599
8.00%, 02/15/2031 (a)	100,000	99,683
Bath & Body Works, Inc.
5.25%, 02/01/2028	117,000	114,658
7.50%, 06/15/2029 (b)	117,000	121,133
6.63%, 10/01/2030 (a)	184,000	186,282
Boyd Gaming Corp.
4.75%, 12/01/2027	164,000	158,018
4.75%, 06/15/2031 (a)	181,000	165,615
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (a)	140,000	136,172
4.88%, 02/15/2030 (a)	117,000	104,123
Caesars Entertainment, Inc.
8.13%, 07/01/2027 (a)	362,000	371,527
4.63%, 10/15/2029 (a)	236,000	215,350
7.00%, 02/15/2030 (a)	399,000	408,503
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028 (a)	141,000	144,453
Carnival Holdings Bermuda Ltd. 10.38%, 05/01/2028 (a)	411,000	449,513
Carvana Co.
12.00% (12.00% PIK), 12/01/2028 (a)	0	0
13.00% (13.00% PIK), 06/01/2030 (a)	0	0
Cedar Fair LP 5.25%, 07/15/2029	92,000	87,975
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025 (a)	204,000	203,676
5.38%, 04/15/2027	117,000	115,817
Century Communities, Inc.
6.75%, 06/01/2027	117,000	117,642
3.88%, 08/15/2029 (a)	117,000	105,325
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	140,000	137,977
4.75%, 01/15/2028 (a)	99,000	94,202
5.75%, 04/01/2030 (a)	231,000	223,509
6.75%, 05/01/2031 (a)	140,000	141,992
Cinemark USA, Inc.
5.88%, 03/15/2026 (a)	94,000	93,060
5.25%, 07/15/2028 (a)(b)	139,000	128,228
Clarios Global LP 6.75%, 05/15/2025 (a)	105,000	104,934
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	181,000	180,774
8.50%, 05/15/2027 (a)	402,000	400,521
6.75%, 05/15/2028 (a)	175,000	177,273
Dana, Inc.
5.38%, 11/15/2027	93,000	90,443
5.63%, 06/15/2028	93,000	90,363
4.25%, 09/01/2030	93,000	81,316
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	194,000	178,238
6.75%, 01/15/2030 (a)	263,000	236,198
Gap, Inc.
3.63%, 10/01/2029 (a)	135,000	115,552
3.88%, 10/01/2031 (a)	175,000	144,550
Garda World Security Corp.
4.63%, 02/15/2027 (a)	133,000	125,421
9.50%, 11/01/2027 (a)	141,000	141,881
7.75%, 02/15/2028 (a)	93,000	94,909
6.00%, 06/01/2029 (a)	117,000	102,668
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	80,000	75,300
8.75%, 01/15/2032 (a)	80,000	74,770
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	157,000	159,190
5.00%, 05/31/2026	181,000	177,724
4.88%, 03/15/2027	94,000	90,784
5.00%, 07/15/2029	159,000	149,272
5.25%, 04/30/2031	128,000	116,687
5.25%, 07/15/2031	140,000	127,050
5.63%, 04/30/2033	105,000	94,848
Hanesbrands, Inc.
4.88%, 05/15/2026 (a)	136,000	130,995
9.00%, 02/15/2031 (a)(b)	140,000	140,630
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026 (a)(b)	251,000	236,166
Hertz Corp.
4.63%, 12/01/2026 (a)(b)	92,000	82,800
5.00%, 12/01/2029 (a)	209,000	165,123
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/2025 (a)	117,000	116,994
5.75%, 05/01/2028 (a)	117,000	116,931
3.75%, 05/01/2029 (a)	157,000	143,606
4.88%, 01/15/2030	199,000	191,280
4.00%, 05/01/2031 (a)	177,000	158,832
3.63%, 02/15/2032 (a)	296,000	254,163
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029 (a)	139,000	128,600
4.88%, 07/01/2031 (a)	117,000	103,150
6.63%, 01/15/2032 (a)	160,000	160,416
International Game Technology PLC
6.50%, 02/15/2025 (a)	117,000	117,154
4.13%, 04/15/2026 (a)	135,000	130,397
6.25%, 01/15/2027 (a)	175,000	175,823
5.25%, 01/15/2029 (a)	135,000	131,638
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (a)	39,000	39,298
4.50%, 10/01/2027 (a)(b)	117,000	110,578
5.88%, 01/15/2028 (a)	107,000	105,125
5.50%, 07/15/2029 (a)	77,000	73,657
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027 (a)	135,000	132,132
Kohl's Corp. 4.63%, 05/01/2031	57,000	45,311
Las Vegas Sands Corp.
2.90%, 06/25/2025	117,000	112,997
3.50%, 08/18/2026	209,000	199,661
3.90%, 08/08/2029	135,000	124,606
LBM Acquisition LLC 6.25%, 01/15/2029 (a)	152,000	137,940
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	214,000	192,817
8.25%, 08/01/2031 (a)	100,000	103,000
Life Time, Inc.
5.75%, 01/15/2026 (a)	171,000	168,447
8.00%, 04/15/2026 (a)	111,000	111,147
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	124,000	123,854
7.25%, 11/15/2029 (a)	117,000	119,940
7.50%, 09/01/2031 (a)(b)	100,000	103,889
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	93,000	89,008
3.88%, 06/01/2029 (a)	157,000	140,908
4.38%, 01/15/2031 (a)	128,000	114,534
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (a)(b)	117,000	113,490
5.88%, 03/15/2030 (a)	99,000	93,679
6.13%, 03/15/2032 (a)	99,000	93,501
Mattamy Group Corp.
5.25%, 12/15/2027 (a)	117,000	112,613
4.63%, 03/01/2030 (a)	140,000	127,570
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (a)	164,000	159,692
5.25%, 04/26/2026 (a)(b)	117,000	112,208
5.63%, 07/17/2027 (a)	140,000	132,688
5.75%, 07/21/2028 (a)	159,000	148,123
5.38%, 12/04/2029 (a)	244,000	217,160
MGM China Holdings Ltd.
5.25%, 06/18/2025 (a)	117,000	114,200
5.88%, 05/15/2026 (a)	135,000	132,211
4.75%, 02/01/2027 (a)	135,000	125,848
MGM Resorts International
6.75%, 05/01/2025	135,000	135,245
5.75%, 06/15/2025	158,000	158,049
4.63%, 09/01/2026	93,000	90,396
5.50%, 04/15/2027	118,000	116,116
4.75%, 10/15/2028	135,000	127,312
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	159,000	124,047
7.88%, 05/01/2029 (a)	189,000	120,842
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026 (a)	190,000	178,467
13.25%, 12/15/2027 (a)	117,000	125,775
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	279,000	272,199
5.88%, 02/15/2027 (a)	189,000	185,645
8.38%, 02/01/2028 (a)	140,000	146,344
8.13%, 01/15/2029 (a)	125,000	130,664
7.75%, 02/15/2029 (a)(b)	140,000	141,400
NCL Finance Ltd. 6.13%, 03/15/2028 (a)	123,000	117,503
Newell Brands, Inc.
4.88%, 06/01/2025	117,000	114,765
5.20%, 04/01/2026 (b)	414,000	402,614
6.38%, 09/15/2027	117,000	115,054
6.63%, 09/15/2029	42,000	40,909
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.13%, 04/01/2026 (a)(b)	232,000	226,200
Nordstrom, Inc.
4.38%, 04/01/2030	92,000	80,034
4.25%, 08/01/2031 (b)	99,000	82,370
Odeon Finco PLC 12.75%, 11/01/2027 (a)	93,000	93,465
Penske Automotive Group, Inc.
3.50%, 09/01/2025	128,000	124,480
3.75%, 06/15/2029	117,000	104,364
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	256,000	238,157
7.75%, 02/15/2029 (a)	239,000	230,950
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (a)	115,000	86,146
5.88%, 09/01/2031 (a)	175,000	127,062
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (a)	291,000	290,969
3.38%, 08/31/2027 (a)	169,000	155,691
6.25%, 01/15/2028 (a)	234,000	231,748
QVC, Inc.
4.45%, 02/15/2025	95,000	92,059
4.75%, 02/15/2027	109,000	91,002
4.38%, 09/01/2028	117,000	86,492
Rakuten Group, Inc.
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	199,000	136,254
5.13% to 04/22/2026 then 5 yr. CMT Rate + 4.58%, Perpetual (a)	90,000	76,354
Resorts World Las Vegas LLC / RWLV Capital, Inc. 4.63%, 04/16/2029 (a)	194,000	172,418
Service Corp. International/US
4.63%, 12/15/2027	128,000	123,954
5.13%, 06/01/2029	135,000	131,953
3.38%, 08/15/2030	169,000	146,985
4.00%, 05/15/2031	147,000	130,545
Six Flags Entertainment Corp.
5.50%, 04/15/2027 (a)	117,000	116,628
7.25%, 05/15/2031 (a)	147,000	149,940
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	112,000	101,395
4.88%, 11/15/2031 (a)	117,000	101,212
Sotheby's 7.38%, 10/15/2027 (a)	149,000	143,040
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (a)	119,000	77,648
8.00%, 09/20/2025 (a)	115,000	75,038
SRS Distribution, Inc.
4.63%, 07/01/2028 (a)	112,000	104,465
6.13%, 07/01/2029 (a)	105,000	99,364
6.00%, 12/01/2029 (a)	174,000	162,510
Staples, Inc.
7.50%, 04/15/2026 (a)	394,000	369,295
10.75%, 04/15/2027 (a)	234,000	181,350
Station Casinos LLC
4.50%, 02/15/2028 (a)	160,000	150,462
4.63%, 12/01/2031 (a)	77,000	68,920
Stena International SA 7.25%, 01/15/2031 (a)	120,000	120,062
Studio City Finance Ltd.
6.00%, 07/15/2025 (a)	117,000	114,863
6.50%, 01/15/2028 (a)	117,000	108,907
5.00%, 01/15/2029 (a)	207,000	176,726
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	2,000	1,994
5.75%, 01/15/2028 (a)	105,000	104,369
5.13%, 08/01/2030 (a)	117,000	111,822
Tempur Sealy International, Inc.
4.00%, 04/15/2029 (a)	147,000	132,734
3.88%, 10/15/2031 (a)	162,000	136,697
Tenneco, Inc. 8.00%, 11/17/2028 (a)	375,000	327,484
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	99,000	90,338
10.50%, 05/15/2029 (a)	118,000	107,085
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	152,000	153,520
6.00%, 04/01/2027	93,000	93,076
4.50%, 12/01/2029 (a)	152,000	138,822
United Airlines, Inc.
4.38%, 04/15/2026 (a)	409,000	393,866
4.63%, 04/15/2029 (a)	389,000	360,338
Valvoline, Inc.
4.25%, 02/15/2030 (a)	140,000	138,639
3.63%, 06/15/2031 (a)	125,000	106,883
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	163,000	157,103
7.00%, 02/15/2029 (a)	117,000	116,708
9.13%, 07/15/2031 (a)	100,000	106,844
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027 (a)	117,000	97,907
9.50%, 06/01/2028 (a)	117,000	99,146
6.38%, 02/01/2030 (a)(b)	134,000	96,989
VOC Escrow Ltd. 5.00%, 02/15/2028 (a)	88,000	84,273
Wand NewCo 3, Inc. 7.63%, 01/30/2032 (a)	225,000	232,380
Williams Scotsman, Inc.
6.13%, 06/15/2025 (a)	123,000	122,782
4.63%, 08/15/2028 (a)	117,000	110,273
7.38%, 10/01/2031 (a)	100,000	104,802
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (a)	282,000	281,657
5.25%, 05/15/2027 (a)	146,000	142,620
Wynn Macau Ltd.
5.50%, 01/15/2026 (a)	204,000	197,820
5.50%, 10/01/2027 (a)	175,000	164,679
5.63%, 08/26/2028 (a)	291,000	270,337
5.13%, 12/15/2029 (a)(b)	109,000	97,010
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	95,000	89,741
7.13%, 02/15/2031 (a)	140,000	144,271
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	147,000	140,947
3.63%, 03/15/2031	181,000	159,517
4.63%, 01/31/2032	227,000	210,367
5.38%, 04/01/2032	204,000	198,506
ZF North America Capital, Inc.
4.75%, 04/29/2025 (a)	217,000	213,842
6.88%, 04/14/2028 (a)	115,000	118,066
7.13%, 04/14/2030 (a)	115,000	121,312
		35,277,909

Consumer Staples - 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	135,000	128,103
7.50%, 03/15/2026 (a)	115,000	117,159
4.63%, 01/15/2027 (a)	291,000	282,575
6.50%, 02/15/2028 (a)	175,000	176,750
5.88%, 02/15/2028 (a)	175,000	174,794
3.50%, 03/15/2029 (a)	291,000	263,024
4.88%, 02/15/2030 (a)	109,000	104,368
B&G Foods, Inc.
5.25%, 09/15/2027	131,000	118,038
8.00%, 09/15/2028 (a)	105,000	109,554
Central Garden & Pet Co.
4.13%, 10/15/2030	117,000	104,867
4.13%, 04/30/2031 (a)	93,000	81,928
Coty, Inc. 5.00%, 04/15/2026 (a)	100,000	98,184
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (a)	117,000	112,192
6.63%, 07/15/2030 (a)	150,000	152,749
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	110,000	108,041
6.00%, 06/15/2030 (a)	119,000	118,265
Edgewell Personal Care Co.
5.50%, 06/01/2028 (a)	175,000	171,063
4.13%, 04/01/2029 (a)	117,000	105,453
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)	140,000	130,270
4.38%, 03/31/2029 (a)	162,000	146,003
Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.88%, 09/01/2025 (a)	130,000	129,034
HLF Financing Sarl LLC / Herbalife International, Inc. 4.88%, 06/01/2029 (a)	140,000	109,375
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (a)	111,000	107,389
7.00%, 12/31/2027 (a)	123,000	120,087
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028 (a)	117,000	113,929
4.13%, 01/31/2030 (a)	202,000	184,325
4.38%, 01/31/2032 (a)	164,000	147,316
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	213,000	207,690
4.25%, 08/01/2029 (a)	209,000	191,511
Pilgrim's Pride Corp.
4.25%, 04/15/2031	109,000	98,198
3.50%, 03/01/2032	181,000	152,730
6.25%, 07/01/2033	139,000	142,141
6.88%, 05/15/2034	100,000	106,738
Post Holdings, Inc.
5.75%, 03/01/2027 (a)	107,000	106,547
5.63%, 01/15/2028 (a)	195,000	191,855
5.50%, 12/15/2029 (a)	263,000	254,386
4.63%, 04/15/2030 (a)	284,000	260,569
4.50%, 09/15/2031 (a)	239,000	214,980
Spectrum Brands, Inc. 3.88%, 03/15/2031 (a)	117,000	108,371
US Foods, Inc.
6.88%, 09/15/2028 (a)	105,000	107,792
4.75%, 02/15/2029 (a)	181,000	171,736
4.63%, 06/01/2030 (a)	117,000	109,103
7.25%, 01/15/2032 (a)	90,000	94,275
Vector Group Ltd.
10.50%, 11/01/2026 (a)	85,000	85,408
5.75%, 02/01/2029 (a)	175,000	161,298
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	100,000	95,752
		6,575,915

Energy - 12.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.88%, 05/15/2026 (a)	128,000	130,671
5.75%, 03/01/2027 (a)	112,000	111,168
5.75%, 01/15/2028 (a)	112,000	109,720
5.38%, 06/15/2029 (a)	135,000	129,623
6.63%, 02/01/2032 (a)	100,000	99,375
Antero Resources Corp.
7.63%, 02/01/2029 (a)	97,000	99,900
5.38%, 03/01/2030 (a)	140,000	133,075
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	117,000	117,211
6.25%, 04/01/2028 (a)	147,000	145,357
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00%, 11/01/2026 (a)	140,000	139,650
8.25%, 12/31/2028 (a)	120,000	122,469
5.88%, 06/30/2029 (a)	93,000	87,549
Baytex Energy Corp.
8.75%, 04/01/2027 (a)	110,000	114,357
8.50%, 04/30/2030 (a)	147,000	152,639
Buckeye Partners LP
4.13%, 03/01/2025 (a)	92,000	90,020
3.95%, 12/01/2026	115,000	109,067
4.13%, 12/01/2027	93,000	87,961
4.50%, 03/01/2028 (a)	92,000	86,423
Callon Petroleum Co.
8.00%, 08/01/2028 (a)	122,000	127,093
7.50%, 06/15/2030 (a)	140,000	147,294
Chesapeake Energy Corp.
5.50%, 02/01/2026 (a)	117,000	116,313
5.88%, 02/01/2029 (a)	117,000	116,097
6.75%, 04/15/2029 (a)	197,000	199,111
CITGO Petroleum Corp.
7.00%, 06/15/2025 (a)	233,000	232,814
6.38%, 06/15/2026 (a)	122,000	121,512
8.38%, 01/15/2029 (a)	200,000	207,738
Civitas Resources, Inc.
8.38%, 07/01/2028 (a)	250,000	262,752
8.63%, 11/01/2030 (a)	170,000	181,276
8.75%, 07/01/2031 (a)	250,000	266,184
CNX Resources Corp.
6.00%, 01/15/2029 (a)	117,000	112,905
7.38%, 01/15/2031 (a)	117,000	118,764
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)(b)	242,000	221,376
5.88%, 01/15/2030 (a)	196,000	169,785
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	213,000	199,010
7.50%, 12/15/2033 (a)	100,000	102,500
Crescent Energy Finance LLC
7.25%, 05/01/2026 (a)	119,000	118,628
9.25%, 02/15/2028 (a)	193,000	201,057
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (a)	182,000	181,245
5.00%, 05/01/2029 (a)	93,000	91,781
CVR Energy, Inc.
5.75%, 02/15/2028 (a)	93,000	85,793
8.50%, 01/15/2029 (a)	125,000	125,156
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	212,000	194,790
4.38%, 06/15/2031 (a)	204,000	182,114
eG Global Finance PLC 12.00%, 11/30/2028 (a)	215,000	227,093
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 01/30/2028 (a)	204,000	202,417
Energian Israel Finance Ltd.
4.88%, 03/30/2026 (a)	146,000	134,630
5.38%, 03/30/2028 (a)	146,000	128,261
5.88%, 03/30/2031 (a)	146,000	121,683
8.50%, 09/30/2033 (a)	125,000	117,250
Energy Transfer LP 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	140,000	144,900
EnLink Midstream LLC
5.63%, 01/15/2028 (a)	117,000	115,700
5.38%, 06/01/2029	116,000	112,956
6.50%, 09/01/2030 (a)	184,000	187,970
EnLink Midstream Partners LP
4.15%, 06/01/2025	98,000	95,730
4.85%, 07/15/2026	115,000	112,778
EQM Midstream Partners LP
6.00%, 07/01/2025 (a)	93,000	92,768
4.13%, 12/01/2026	117,000	112,663
7.50%, 06/01/2027 (a)	117,000	120,195
6.50%, 07/01/2027 (a)	181,000	183,263
5.50%, 07/15/2028 (b)	164,000	162,233
4.50%, 01/15/2029 (a)	147,000	138,515
7.50%, 06/01/2030 (a)	117,000	125,492
4.75%, 01/15/2031 (a)	197,000	183,354
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	189,000	191,181
7.75%, 02/01/2028	137,000	136,932
8.25%, 01/15/2029	90,000	92,475
8.88%, 04/15/2030	117,000	122,411
Global Partners LP / GLP Finance Corp. 8.25%, 01/15/2032 (a)	80,000	82,099
Hess Midstream Operations LP
5.63%, 02/15/2026 (a)	146,000	144,752
5.13%, 06/15/2028 (a)	128,000	124,676
4.25%, 02/15/2030 (a)(b)	150,000	138,357
5.50%, 10/15/2030 (a)	93,000	90,767
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028 (a)(b)	115,000	114,575
5.75%, 02/01/2029 (a)	110,000	106,419
6.00%, 04/15/2030 (a)	82,000	79,256
6.00%, 02/01/2031 (a)	140,000	134,166
6.25%, 04/15/2032 (a)	67,000	64,541
8.38%, 11/01/2033 (a)	130,000	138,954
ITT Holdings LLC 6.50%, 08/01/2029 (a)	201,000	175,817
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	145,000	146,994
5.88%, 06/15/2030 (a)	169,000	166,054
Leviathan Bond Ltd.
6.13%, 06/30/2025 (a)	115,000	110,831
6.50%, 06/30/2027 (a)	105,000	98,005
6.75%, 06/30/2030 (a)	128,000	115,450
Matador Resources Co.
5.88%, 09/15/2026	163,000	161,592
6.88%, 04/15/2028 (a)	117,000	119,466
MEG Energy Corp.
7.13%, 02/01/2027 (a)	136,000	138,132
5.88%, 02/01/2029 (a)	140,000	136,717
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (a)	164,000	163,449
10.50%, 05/15/2027 (a)	117,000	120,218
Murphy Oil Corp. 5.88%, 12/01/2027	82,000	81,079
Murphy Oil USA, Inc.
4.75%, 09/15/2029	117,000	110,822
3.75%, 02/15/2031 (a)	117,000	101,498
Nabors Industries Ltd. 7.25%, 01/15/2026 (a)	131,000	128,299
Nabors Industries, Inc.
7.38%, 05/15/2027 (a)	164,000	161,104
9.13%, 01/31/2030 (a)	140,000	142,389
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	253,000	249,284
6.50%, 09/30/2026 (a)	306,000	296,092
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	165,000	168,200
8.75%, 06/15/2031 (a)	117,000	122,586
NuStar Logistics LP
5.75%, 10/01/2025	100,000	99,892
6.00%, 06/01/2026	117,000	116,731
5.63%, 04/28/2027	128,000	126,770
6.38%, 10/01/2030 (b)	110,000	110,729
Parkland Corp.
5.88%, 07/15/2027 (a)	117,000	115,945
4.50%, 10/01/2029 (a)	147,000	135,966
4.63%, 05/01/2030 (a)	147,000	135,372
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028 (b)	147,000	144,014
7.88%, 09/15/2030 (a)	100,000	103,727
Permian Resources Operating LLC
8.00%, 04/15/2027 (a)	100,000	103,497
5.88%, 07/01/2029 (a)	164,000	160,321
9.88%, 07/15/2031 (a)	100,000	111,000
7.00%, 01/15/2032 (a)	202,000	207,967
Range Resources Corp.
4.88%, 05/15/2025	90,000	88,753
8.25%, 01/15/2029	140,000	145,464
4.75%, 02/15/2030 (a)	117,000	108,840
Rockies Express Pipeline LLC
3.60%, 05/15/2025 (a)	93,000	90,236
4.95%, 07/15/2029 (a)	128,000	122,357
SM Energy Co.
6.75%, 09/15/2026	98,000	97,537
6.63%, 01/15/2027	97,000	96,871
6.50%, 07/15/2028	93,000	92,512
Southwestern Energy Co.
5.38%, 02/01/2029	123,000	120,096
5.38%, 03/15/2030	211,000	203,849
4.75%, 02/01/2032	179,000	165,811
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	115,000	114,935
5.88%, 03/15/2028	93,000	92,425
7.00%, 09/15/2028 (a)	100,000	102,380
4.50%, 05/15/2029	147,000	136,971
4.50%, 04/30/2030	147,000	135,854
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	100,000	98,375
5.50%, 01/15/2028 (a)	135,000	128,723
7.38%, 02/15/2029 (a)	140,000	139,403
6.00%, 12/31/2030 (a)	105,000	97,296
6.00%, 09/01/2031 (a)	117,000	108,098
Transocean, Inc.
7.50%, 01/15/2026 (a)	133,000	131,404
11.50%, 01/30/2027 (a)	161,000	168,225
8.00%, 02/01/2027 (a)	103,000	101,841
8.75%, 02/15/2030 (a)	199,500	208,396
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	170,000	168,938
6.88%, 09/01/2027	140,000	139,643
Valaris Ltd. 8.38%, 04/30/2030 (a)	200,000	204,943
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	263,000	235,051
6.25%, 01/15/2030 (a)	179,000	179,496
4.13%, 08/15/2031 (a)	243,000	214,979
3.88%, 11/01/2033 (a)	253,000	214,802
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	427,000	431,299
9.50%, 02/01/2029 (a)	600,000	637,547
8.38%, 06/01/2031 (a)	417,000	421,690
9.88%, 02/01/2032 (a)	450,000	473,062
Vital Energy, Inc.
10.13%, 01/15/2028	125,000	130,589
9.75%, 10/15/2030	100,000	105,763
Weatherford International Ltd. 8.63%, 04/30/2030 (a)	325,000	331,928
		22,603,126

Financials - 10.6%
Acrisure LLC / Acrisure Finance, Inc.
10.13%, 08/01/2026 (a)	93,000	96,910
8.25%, 02/01/2029 (a)	160,000	160,385
4.25%, 02/15/2029 (a)	134,000	119,893
6.00%, 08/01/2029 (a)	117,000	106,909
AerCap Global Aviation Trust 6.50% to 06/15/2025 then 3 mo. Term SOFR + 4.56%, 06/15/2045 (a)	67,000	66,732
AG Issuer LLC 6.25%, 03/01/2028 (a)	117,000	115,258
AG TTMT Escrow Issuer LLC 8.63%, 09/30/2027 (a)	97,000	100,679
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (a)	259,000	254,171
4.25%, 10/15/2027 (a)	150,000	140,703
6.75%, 04/15/2028 (a)	268,000	269,420
5.88%, 11/01/2029 (a)	105,000	99,438
7.00%, 01/15/2031 (a)	135,000	136,431
Ally Financial, Inc.
5.75%, 11/20/2025	216,000	216,357
6.70%, 02/14/2033 (b)	117,000	117,306
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp. 7.00%, 04/15/2030 (a)	125,000	112,969
Aretec Group, Inc. 10.00%, 08/15/2030 (a)	200,000	217,037
AssuredPartners, Inc.
7.00%, 08/15/2025 (a)	117,000	117,032
5.63%, 01/15/2029 (a)	128,000	120,954
Block, Inc.
2.75%, 06/01/2026	209,000	195,676
3.50%, 06/01/2031	179,000	153,716
Bread Financial Holdings, Inc. 9.75%, 03/15/2029 (a)	95,000	94,918
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026 (a)	181,000	174,636
4.50%, 04/01/2027 (a)	135,000	119,668
Burford Capital Global Finance LLC 6.25%, 04/15/2028 (a)	100,000	96,790
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	194,000	158,961
3.63%, 10/01/2031 (a)	144,000	108,158
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029 (a)	169,000	160,984
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	100,000	105,094
Curo Group Holdings Corp. 7.50%, 08/01/2028 (a)	160,000	63,200
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (a)	100,000	98,625
8.88%, 09/01/2031 (a)	100,000	104,577
FirstCash, Inc.
4.63%, 09/01/2028 (a)	95,000	88,808
5.63%, 01/01/2030 (a)	128,000	121,703
Freedom Mortgage Corp.
7.63%, 05/01/2026 (a)	90,000	89,550
6.63%, 01/15/2027 (a)	27,000	25,920
12.00%, 10/01/2028 (a)	100,000	109,562
12.25%, 10/01/2030 (a)	100,000	111,281
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	150,000	154,160
8.00%, 06/15/2028 (a)	100,000	104,093
Global Atlantic Fin Co. 4.70% to 10/15/2026 then 5 yr. CMT Rate + 3.80%, 10/15/2051 (a)	135,000	119,300
GTCR AP Finance, Inc. 8.00%, 05/15/2027 (a)	111,000	110,989
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031 (a)	400,000	418,375
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (a)	93,000	92,371
3.38%, 06/15/2026 (a)(b)	189,000	174,926
8.00%, 06/15/2027 (a)	160,000	165,774
HUB International Ltd.
5.63%, 12/01/2029 (a)	128,000	120,784
7.25%, 06/15/2030 (a)	426,000	437,989
7.38%, 01/31/2032 (a)	350,000	357,945
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.38%, 12/15/2025	175,000	172,156
6.25%, 05/15/2026	197,000	188,705
5.25%, 05/15/2027	270,000	242,663
9.75%, 01/15/2029 (a)	95,000	97,731
4.38%, 02/01/2029	135,000	112,556
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (a)	286,000	285,454
4.20% to 06/01/2031 then 1 Year CMT Rate + 2.60%, 06/01/2032 (a)	135,000	111,948
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (a)	135,000	121,436
Jefferies Finance LLC / JFIN Co.-Issuer Corp. 5.00%, 08/15/2028 (a)	194,000	175,570
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030 (a)	125,000	129,688
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	140,000	117,208
4.75%, 02/01/2030 (b)	140,000	113,832
5.00%, 03/01/2031	140,000	111,650
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (a)	127,000	117,263
4.75%, 06/15/2029 (a)	127,000	113,838
LD Holdings Group LLC
6.50%, 11/01/2025 (a)	117,000	110,126
6.13%, 04/01/2028 (a)	117,000	95,136
Liberty Mutual Group, Inc.
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.32%, 12/15/2051 (a)	117,000	102,568
4.30%, 02/01/2061 (a)	147,000	95,877
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	100,000	104,548
8.13%, 03/30/2029 (a)	100,000	103,927
Midcap Financial Issuer Trust
6.50%, 05/01/2028 (a)	189,000	172,195
5.63%, 01/15/2030 (a)	93,000	79,641
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026 (b)	117,000	99,078
5.00%, 10/15/2027 (b)	248,000	187,308
4.63%, 08/01/2029	171,000	115,706
3.50%, 03/15/2031	249,000	152,513
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (a)	140,000	137,664
5.50%, 08/15/2028 (a)	199,000	188,503
5.13%, 12/15/2030 (a)	122,000	109,827
5.75%, 11/15/2031 (a)	140,000	128,960
Navient Corp.
6.75%, 06/25/2025	92,000	92,579
6.75%, 06/15/2026	92,000	92,456
5.00%, 03/15/2027	124,000	118,224
4.88%, 03/15/2028	92,000	83,490
5.50%, 03/15/2029	135,000	121,838
9.38%, 07/25/2030	92,000	95,884
11.50%, 03/15/2031 (b)	105,000	114,726
NCR Atleos Corp. 9.50%, 04/01/2029 (a)	270,000	289,329
NFP Corp.
6.88%, 08/15/2028 (a)	386,000	388,243
4.88%, 08/15/2028 (a)	128,000	126,453
OneMain Finance Corp.
6.88%, 03/15/2025	243,000	244,007
7.13%, 03/15/2026	315,000	319,331
3.50%, 01/15/2027	135,000	123,204
6.63%, 01/15/2028	157,000	156,217
3.88%, 09/15/2028	140,000	122,602
9.00%, 01/15/2029	170,000	179,031
5.38%, 11/15/2029	135,000	124,792
7.88%, 03/15/2030	135,000	137,082
4.00%, 09/15/2030	159,000	134,339
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
7.50%, 06/01/2025 (a)	127,000	127,699
5.88%, 10/01/2028 (a)(b)	140,000	136,478
4.88%, 05/15/2029 (a)	145,000	133,616
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	152,000	149,340
4.25%, 02/15/2029 (a)	152,000	137,165
7.88%, 12/15/2029 (a)	115,000	118,558
5.75%, 09/15/2031 (a)	117,000	108,305
PRA Group, Inc. 8.38%, 02/01/2028 (a)	93,000	88,858
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 01/15/2029 (a)	121,000	89,691
5.25%, 04/15/2030 (a)	100,000	70,250
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	164,000	157,798
4.50%, 02/15/2029 (a)	140,000	130,200
RLJ Lodging Trust LP 4.00%, 09/15/2029 (a)	117,000	103,962
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (a)	234,000	214,711
3.63%, 03/01/2029 (a)	175,000	155,542
3.88%, 03/01/2031 (a)	223,000	195,701
4.00%, 10/15/2033 (a)(b)	169,000	142,998
SLM Corp.
4.20%, 10/29/2025	117,000	114,297
3.13%, 11/02/2026	117,000	109,549
Starwood Property Trust, Inc.
4.75%, 03/15/2025	117,000	114,845
3.63%, 07/15/2026 (a)	93,000	86,535
4.38%, 01/15/2027 (a)(b)	117,000	108,225
Synchrony Financial 7.25%, 02/02/2033	175,000	174,643
UniCredit SpA
5.86% to 06/19/2027 then 5 Year Mid Swap Rate USD + 3.70%, 06/19/2032 (a)	209,000	204,473
7.30% to 04/02/2029 then 5 Year Mid Swap Rate USD + 4.91%, 04/02/2034 (a)	248,000	256,409
5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035 (a)	321,000	300,936
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	147,000	145,351
5.75%, 06/15/2027 (a)	117,000	114,290
5.50%, 04/15/2029 (a)	144,000	135,144
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00%, 01/15/2030 (a)	164,000	108,650
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	529,000	538,137
4.75%, 04/15/2028 (a)	108,000	91,884
6.50%, 02/15/2029 (a)	220,000	154,582
USI, Inc. 7.50%, 01/15/2032 (a)	110,000	111,549
XHR LP
6.38%, 08/15/2025 (a)	117,000	117,110
4.88%, 06/01/2029 (a)	117,000	107,910
		19,621,610

Health Care - 8.8%
AdaptHealth LLC
4.63%, 08/01/2029 (a)	117,000	92,274
5.13%, 03/01/2030 (a)	140,000	109,612
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	298,000	282,748
3.88%, 11/01/2029 (a)	162,000	147,101
Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028 (a)	280,000	290,520
Bausch Health Americas, Inc.
9.25%, 04/01/2026 (a)	118,000	109,794
8.50%, 01/31/2027 (a)	150,000	82,510
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (a)	328,000	300,120
9.00%, 12/15/2025 (a)	214,000	202,073
6.13%, 02/01/2027 (a)	114,000	72,248
5.75%, 08/15/2027 (a)	117,000	70,238
5.00%, 01/30/2028 (a)	101,000	43,366
4.88%, 06/01/2028 (a)	315,000	177,225
11.00%, 09/30/2028 (a)(b)	356,000	242,187
6.25%, 02/15/2029 (a)	152,000	65,518
5.00%, 02/15/2029 (a)	106,000	44,506
5.25%, 01/30/2030 (a)	142,000	57,750
5.25%, 02/15/2031 (a)	108,000	45,257
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (a)	87,000	83,498
3.13%, 02/15/2029 (a)	128,000	111,912
3.50%, 04/01/2030 (a)(b)	102,000	89,639
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (a)	100,000	94,290
3.75%, 03/15/2029 (a)	82,000	74,665
4.00%, 03/15/2031 (a)	117,000	103,930
CHS/Community Health Systems, Inc.
8.00%, 03/15/2026 (a)	207,000	203,895
5.63%, 03/15/2027 (a)	395,000	365,394
8.00%, 12/15/2027 (a)	124,000	121,418
6.88%, 04/01/2028 (a)	137,000	88,508
6.00%, 01/15/2029 (a)	151,000	136,262
6.88%, 04/15/2029 (a)	295,000	202,259
6.13%, 04/01/2030 (a)	253,000	165,757
5.25%, 05/15/2030 (a)	324,000	267,096
4.75%, 02/15/2031 (a)	163,000	129,450
10.88%, 01/15/2032 (a)	200,000	209,027
DaVita, Inc.
4.63%, 06/01/2030 (a)(b)	494,000	436,971
3.75%, 02/15/2031 (a)	286,000	235,710
Encompass Health Corp.
4.50%, 02/01/2028	147,000	140,267
4.75%, 02/01/2030	147,000	137,823
4.63%, 04/01/2031	93,000	85,279
Heartland Dental LLC / Heartland Dental Finance Corp. 10.50%, 04/30/2028 (a)	120,000	125,207
Hologic, Inc.
4.63%, 02/01/2028 (a)	93,000	89,745
3.25%, 02/15/2029 (a)	182,000	163,626
IQVIA, Inc.
5.00%, 10/15/2026 (a)	221,000	216,702
5.00%, 05/15/2027 (a)	232,000	226,697
6.50%, 05/15/2030 (a)	82,000	83,271
Jazz Securities DAC 4.38%, 01/15/2029 (a)	241,000	222,038
Legacy LifePoint Health LLC 4.38%, 02/15/2027 (a)(b)	90,000	84,136
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	117,000	92,583
9.88%, 08/15/2030 (a)	150,000	153,386
11.00%, 10/15/2030 (a)	200,000	212,902
Medline Borrower LP
3.88%, 04/01/2029 (a)	895,000	809,975
5.25%, 10/01/2029 (a)(b)	501,000	466,087
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029 (a)	67,000	54,270
ModivCare, Inc. 5.88%, 11/15/2025 (a)	117,000	115,546
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	157,000	146,844
3.88%, 11/15/2030 (a)	107,000	93,765
3.88%, 05/15/2032 (a)	135,000	115,447
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	412,000	375,313
5.13%, 04/30/2031 (a)(b)	414,000	356,040
Owens & Minor, Inc.
4.50%, 03/31/2029 (a)	117,000	102,905
6.63%, 04/01/2030 (a)	140,000	133,567
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	119,000	116,358
4.65%, 06/15/2030	145,000	133,705
Prestige Brands, Inc.
5.13%, 01/15/2028 (a)	93,000	90,813
3.75%, 04/01/2031 (a)	140,000	121,436
Radiology Partners, Inc. 9.25%, 02/01/2028 (a)	166,000	109,007
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (a)	269,000	268,328
Select Medical Corp. 6.25%, 08/15/2026 (a)	257,000	256,463
Star Parent, Inc. 9.00%, 10/01/2030 (a)	200,000	210,417
Teleflex, Inc.
4.63%, 11/15/2027	117,000	113,505
4.25%, 06/01/2028 (a)	117,000	110,752
Tenet Healthcare Corp.
4.88%, 01/01/2026	432,000	428,095
6.25%, 02/01/2027	286,000	285,437
5.13%, 11/01/2027	286,000	277,440
4.63%, 06/15/2028	140,000	132,917
6.13%, 10/01/2028 (b)	431,000	428,845
4.25%, 06/01/2029	263,000	244,166
4.38%, 01/15/2030	275,000	254,285
6.13%, 06/15/2030	414,000	414,290
6.75%, 05/15/2031 (a)	291,000	297,816
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025	99,000	99,811
3.15%, 10/01/2026	652,000	605,893
4.75%, 05/09/2027	194,000	187,253
6.75%, 03/01/2028	167,000	171,175
5.13%, 05/09/2029	194,000	186,930
7.88%, 09/15/2029	140,000	151,342
8.13%, 09/15/2031	117,000	128,858
		16,183,486

Industrials - 8.5%
ADT Security Corp. 4.13%, 08/01/2029 (a)	209,000	191,958
Air Canada 3.88%, 08/15/2026 (a)	156,000	148,312
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	32,000	31,560
Albion Financing 2 Sarl 8.75%, 04/15/2027 (a)	105,000	105,263
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	93,000	89,524
5.88%, 06/01/2029 (a)	117,000	116,146
3.75%, 01/30/2031 (a)	109,000	94,881
American Airlines Group, Inc. 3.75%, 03/01/2025 (a)	117,000	114,315
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030 (a)	125,000	126,163
Bombardier, Inc.
7.13%, 06/15/2026 (a)	206,000	207,687
7.88%, 04/15/2027 (a)	218,000	218,001
6.00%, 02/15/2028 (a)	135,000	131,148
7.50%, 02/01/2029 (a)	135,000	137,514
8.75%, 11/15/2030 (a)	170,000	178,299
Brand Industrial Services, Inc. 10.38%, 08/01/2030 (a)	250,000	263,750
Brink's Co.
5.50%, 07/15/2025 (a)	93,000	92,537
4.63%, 10/15/2027 (a)	140,000	132,651
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	128,000	122,208
4.25%, 02/01/2032 (a)	300,000	268,143
6.38%, 06/15/2032 (a)	119,000	120,874
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	277,000	284,730
9.50%, 01/01/2031 (a)	119,000	126,893
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	127,000	123,096
6.38%, 02/01/2031 (a)	117,000	118,821
Covanta Holding Corp.
4.88%, 12/01/2029 (a)	139,000	120,119
5.00%, 09/01/2030	93,000	79,564
Delta Air Lines, Inc.
7.38%, 01/15/2026	171,000	177,041
4.38%, 04/19/2028	92,000	88,470
3.75%, 10/28/2029	115,000	104,909
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	408,000	412,109
EquipmentShare.com, Inc. 9.00%, 05/15/2028 (a)(b)	200,000	203,616
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025 (a)	112,000	111,860
9.75%, 08/01/2027 (a)	93,000	96,600
5.50%, 05/01/2028 (a)	194,000	187,963
7.88%, 12/01/2030 (a)	105,000	110,623
FXI Holdings, Inc.
12.25%, 11/15/2026 (a)	141,000	137,369
12.25%, 11/15/2026 (a)	117,000	113,519
GFL Environmental, Inc.
4.25%, 06/01/2025 (a)	117,000	114,812
3.75%, 08/01/2025 (a)	150,000	145,718
5.13%, 12/15/2026 (a)	117,000	114,280
4.00%, 08/01/2028 (a)	135,000	123,520
3.50%, 09/01/2028 (a)	135,000	122,014
4.75%, 06/15/2029 (a)	135,000	126,090
4.38%, 08/15/2029 (a)	128,000	117,100
6.75%, 01/15/2031 (a)	200,000	204,721
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	253,000	229,614
Herc Holdings, Inc. 5.50%, 07/15/2027 (a)	256,000	250,880
Hillenbrand, Inc. 5.75%, 06/15/2025	93,000	92,759
Madison IAQ LLC
4.13%, 06/30/2028 (a)	124,000	113,868
5.88%, 06/30/2029 (a)	177,000	158,204
Pike Corp. 8.63%, 01/31/2031 (a)	70,000	73,979
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	128,000	130,569
7.75%, 03/15/2031 (a)	147,000	154,946
Rolls-Royce PLC
3.63%, 10/14/2025 (a)	204,000	196,619
5.75%, 10/15/2027 (a)	204,000	204,286
Sensata Technologies BV
5.00%, 10/01/2025 (a)	124,000	122,908
4.00%, 04/15/2029 (a)	179,000	163,330
5.88%, 09/01/2030 (a)	117,000	115,374
Sensata Technologies, Inc.
4.38%, 02/15/2030 (a)	105,000	96,644
3.75%, 02/15/2031 (a)	175,000	152,250
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	124,000	106,549
9.38%, 11/30/2029 (a)	186,000	201,578
9.75%, 11/15/2030 (a)	270,000	284,513
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.75%, 04/15/2026 (a)	127,000	127,330
TK Elevator Holdco GmbH 7.63%, 07/15/2028 (a)	93,000	92,768
TK Elevator US Newco, Inc. 5.25%, 07/15/2027 (a)	245,000	236,425
TransDigm, Inc.
6.25%, 03/15/2026 (a)	871,000	864,527
7.50%, 03/15/2027	128,000	128,336
5.50%, 11/15/2027	526,000	513,007
6.75%, 08/15/2028 (a)	432,000	438,890
4.63%, 01/15/2029	256,000	238,910
4.88%, 05/01/2029	135,000	126,190
6.88%, 12/15/2030 (a)	275,000	281,568
7.13%, 12/01/2031 (a)	200,000	208,600
Triumph Group, Inc.
7.75%, 08/15/2025	87,000	87,054
9.00%, 03/15/2028 (a)	251,000	265,221
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)	286,000	291,105
7.50%, 09/15/2027 (a)	256,000	261,600
6.25%, 01/15/2028 (a)	117,000	117,088
4.50%, 08/15/2029 (a)	281,000	265,457
United Rentals North America, Inc.
5.50%, 05/15/2027	117,000	116,740
3.88%, 11/15/2027	135,000	128,635
4.88%, 01/15/2028 (b)	321,000	313,376
5.25%, 01/15/2030	135,000	132,368
4.00%, 07/15/2030	135,000	123,499
3.88%, 02/15/2031	227,000	204,420
3.75%, 01/15/2032	135,000	118,395
WESCO Distribution, Inc.
7.13%, 06/15/2025 (a)	256,000	257,651
7.25%, 06/15/2028 (a)	280,000	287,088
XPO, Inc.
7.13%, 06/01/2031 (a)	105,000	107,363
7.13%, 02/01/2032 (a)	110,000	112,181
		15,851,153

Information Technology - 6.1%
AthenaHealth Group, Inc. 6.50%, 02/15/2030 (a)(b)	480,000	428,429
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. 8.00%, 06/15/2029 (a)	140,000	145,250
Central Parent, Inc. / CDK Global, Inc. 7.25%, 06/15/2029 (a)	140,000	142,765
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	176,000	162,074
4.88%, 07/01/2029 (a)	186,000	173,691
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	783,000	730,876
9.00%, 09/30/2029 (a)	779,000	735,842
CommScope Technologies LLC
6.00%, 06/15/2025 (a)(b)	273,000	217,035
5.00%, 03/15/2027 (a)	120,000	44,340
CommScope, Inc.
6.00%, 03/01/2026 (a)	291,000	252,079
8.25%, 03/01/2027 (a)	188,000	85,303
7.13%, 07/01/2028 (a)	133,000	54,447
4.75%, 09/01/2029 (a)	258,000	170,765
Entegris, Inc.
4.38%, 04/15/2028 (a)	93,000	88,066
4.75%, 04/15/2029 (a)	305,000	291,275
3.63%, 05/01/2029 (a)(b)	93,000	83,816
5.95%, 06/15/2030 (a)(b)	184,000	181,512
Fair Isaac Corp.
5.25%, 05/15/2026 (a)	93,000	91,847
4.00%, 06/15/2028 (a)	181,000	168,116
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	227,000	225,793
6.75%, 09/30/2027 (a)	141,000	143,211
7.13%, 09/30/2030 (a)(b)	140,000	144,366
Imola Merger Corp. 4.75%, 05/15/2029 (a)(b)	384,000	357,627
McAfee Corp. 7.38%, 02/15/2030 (a)	393,000	356,180
MPH Acquisition Holdings LLC
5.50%, 09/01/2028 (a)	206,000	182,568
5.75%, 11/01/2028 (a)	175,000	139,468
NCR Voyix Corp.
5.00%, 10/01/2028 (a)	152,000	142,886
5.13%, 04/15/2029 (a)(b)	221,000	205,822
5.25%, 10/01/2030 (a)	105,000	96,591
Neptune Bidco US, Inc. 9.29%, 04/15/2029 (a)	522,000	497,270
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028 (a)	100,000	108,527
6.00%, 02/15/2029 (a)	120,000	90,300
Open Text Corp.
3.88%, 02/15/2028 (a)	216,000	200,625
3.88%, 12/01/2029 (a)	174,000	156,811
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	171,000	154,765
4.13%, 12/01/2031 (a)(b)	112,000	99,252
Presidio Holdings, Inc.
4.88%, 02/01/2027 (a)	98,000	95,095
8.25%, 02/01/2028 (a)	123,000	121,932
PTC, Inc.
3.63%, 02/15/2025 (a)	2,000	1,960
4.00%, 02/15/2028 (a)	117,000	110,496
Sabre GLBL, Inc.
8.63%, 06/01/2027 (a)	74,000	69,093
11.25%, 12/15/2027 (a)	130,000	129,594
Seagate HDD Cayman
4.88%, 06/01/2027	118,000	115,604
4.09%, 06/01/2029	117,000	107,933
8.25%, 12/15/2029 (a)	93,000	100,184
8.50%, 07/15/2031 (a)	93,000	100,742
9.63%, 12/01/2032	130,000	149,348
SS&C Technologies, Inc. 5.50%, 09/30/2027 (a)	409,000	400,849
Twilio, Inc.
3.63%, 03/15/2029	117,000	105,598
3.88%, 03/15/2031	117,000	102,904
Vericast Corp. 11.00%, 09/15/2026 (a)	249,000	262,620
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct 13.00%, 10/15/2027 (a)	78,000	88,160
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 09/01/2025 (a)	345,000	294,113
Verscend Escrow Corp. 9.75%, 08/15/2026 (a)	217,000	217,814
Viasat, Inc.
5.63%, 09/15/2025 (a)	119,000	114,805
5.63%, 04/15/2027 (a)	140,000	131,303
6.50%, 07/15/2028 (a)	93,000	71,851
7.50%, 05/30/2031 (a)	145,000	108,148
Western Digital Corp. 4.75%, 02/15/2026	469,000	456,317
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)	135,000	131,844
5.50%, 08/15/2028 (a)	135,000	122,529
		11,260,426

Materials - 7.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (a)	150,000	148,031
3.25%, 09/01/2028 (a)	140,000	122,325
4.00%, 09/01/2029 (a)	151,000	122,310
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025 (a)	124,000	121,210
4.13%, 08/15/2026 (a)	249,000	222,855
5.25%, 08/15/2027 (a)	157,000	117,750
5.25%, 08/15/2027 (a)	149,000	111,750
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (a)	147,000	95,642
7.50%, 09/30/2029 (a)	93,000	43,637
ATI, Inc. 7.25%, 08/15/2030	90,000	92,396
Avient Corp.
5.75%, 05/15/2025 (a)	152,000	151,472
7.13%, 08/01/2030 (a)	130,000	133,228
Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031 (a)	100,000	104,125
Axalta Coating Systems LLC 3.38%, 02/15/2029 (a)	124,000	110,180
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027 (a)	12,000	11,530
Ball Corp.
5.25%, 07/01/2025	209,000	208,269
4.88%, 03/15/2026	135,000	133,384
6.88%, 03/15/2028	175,000	180,890
6.00%, 06/15/2029	204,000	205,659
2.88%, 08/15/2030	239,000	202,904
3.13%, 09/15/2031	174,000	147,436
Chemours Co.
5.38%, 05/15/2027	116,000	112,821
5.75%, 11/15/2028 (a)	143,000	135,135
4.63%, 11/15/2029 (a)	145,000	126,256
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (a)	164,000	164,421
5.88%, 06/01/2027	130,000	129,131
6.75%, 04/15/2030 (a)	135,000	135,675
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	117,000	116,432
8.75%, 04/15/2030 (a)	165,000	156,772
Constellium SE 3.75%, 04/15/2029 (a)	117,000	105,300
Crown Americas LLC 5.25%, 04/01/2030	117,000	113,359
Crown Americas LLC / Crown Americas Capital Corp. V 4.25%, 09/30/2026	93,000	89,898
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	175,000	171,294
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (a)	140,000	134,735
5.88%, 04/15/2030 (a)	164,000	161,833
4.38%, 04/01/2031 (a)	271,000	243,765
6.13%, 04/15/2032 (a)	157,000	155,574
Graphic Packaging International LLC
3.50%, 03/15/2028 (a)	105,000	97,443
3.75%, 02/01/2030 (a)	93,000	83,404
Kaiser Aluminum Corp.
4.63%, 03/01/2028 (a)	117,000	107,055
4.50%, 06/01/2031 (a)	88,000	75,009
LABL, Inc.
6.75%, 07/15/2026 (a)	124,000	120,845
10.50%, 07/15/2027 (a)	121,000	115,700
5.88%, 11/01/2028 (a)(b)	117,000	103,947
8.25%, 11/01/2029 (a)	107,000	87,522
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (a)(b)	534,000	540,007
9.25%, 04/15/2027 (a)	226,000	218,090
Mercer International, Inc. 5.13%, 02/01/2029	165,000	141,473
Methanex Corp.
5.13%, 10/15/2027	124,000	119,744
5.25%, 12/15/2029	124,000	118,420
Mineral Resources Ltd.
8.13%, 05/01/2027 (a)	124,000	125,240
8.00%, 11/01/2027 (a)	146,000	149,800
9.25%, 10/01/2028 (a)	200,000	211,250
8.50%, 05/01/2030 (a)	146,000	150,956
NOVA Chemicals Corp.
5.00%, 05/01/2025 (a)	117,000	114,111
5.25%, 06/01/2027 (a)	216,000	200,070
8.50%, 11/15/2028 (a)	80,000	83,827
4.25%, 05/15/2029 (a)	134,000	112,728
Novelis Corp.
3.25%, 11/15/2026 (a)	175,000	163,856
4.75%, 01/30/2030 (a)	335,000	310,713
3.88%, 08/15/2031 (a)	135,000	116,970
OI European Group BV 4.75%, 02/15/2030 (a)	93,000	86,072
Olin Corp.
5.13%, 09/15/2027	92,000	89,544
5.63%, 08/01/2029	131,000	129,000
5.00%, 02/01/2030	96,000	90,507
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	151,000	137,410
9.75%, 11/15/2028 (a)	300,000	317,273
6.25%, 10/01/2029 (a)	93,000	85,669
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)(b)	143,000	142,804
7.25%, 05/15/2031 (a)	121,000	121,613
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	32,000	29,853
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	204,000	190,358
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	187,000	172,893
6.63%, 05/01/2029 (a)	124,000	112,220
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	96,000	85,401
4.00%, 04/01/2031	111,000	93,546
4.38%, 02/01/2032	93,000	77,925
Sealed Air Corp.
5.50%, 09/15/2025 (a)	93,000	93,126
4.00%, 12/01/2027 (a)	99,000	92,563
5.00%, 04/15/2029 (a)	99,000	95,261
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (a)	146,000	146,632
7.25%, 02/15/2031 (a)	90,000	94,458
Silgan Holdings, Inc. 4.13%, 02/01/2028	133,000	124,544
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	222,000	215,701
8.88%, 11/15/2031 (a)	220,000	231,000
Standard Industries, Inc.
5.00%, 02/15/2027 (a)	164,000	159,296
4.75%, 01/15/2028 (a)	204,000	195,091
4.38%, 07/15/2030 (a)	325,000	294,484
3.38%, 01/15/2031 (a)	212,000	180,031
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 01/15/2029 (a)	124,000	119,920
7.25%, 01/15/2031 (a)	130,000	135,047
Trivium Packaging Finance BV
5.50%, 08/15/2026 (a)	221,000	215,767
8.50%, 08/15/2027 (a)	124,000	121,217
Tronox, Inc. 4.63%, 03/15/2029 (a)	207,000	182,636
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	134,000	128,147
5.63%, 08/15/2029 (a)	215,000	188,448
		13,683,021

Real Estate - 2.0%
Diversified Healthcare Trust
9.75%, 06/15/2025	117,000	116,362
4.75%, 02/15/2028	117,000	91,406
4.38%, 03/01/2031	117,000	86,560
Howard Hughes Corp.
5.38%, 08/01/2028 (a)	175,000	168,179
4.13%, 02/01/2029 (a)	152,000	136,848
4.38%, 02/01/2031 (a)	112,000	97,528
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	204,000	196,874
5.25%, 03/15/2028 (a)	153,000	148,267
5.00%, 07/15/2028 (a)	117,000	111,795
7.00%, 02/15/2029 (a)	204,000	209,153
4.88%, 09/15/2029 (a)	184,000	171,923
5.25%, 07/15/2030 (a)	249,000	233,736
4.50%, 02/15/2031 (a)	177,000	158,455
5.63%, 07/15/2032 (a)	140,000	131,387
Office Properties Income Trust
4.50%, 02/01/2025	152,000	130,443
3.45%, 10/15/2031	93,000	45,916
SBA Communications Corp.
3.88%, 02/15/2027 (b)	286,000	273,146
3.13%, 02/01/2029	286,000	254,898
Service Properties Trust
7.50%, 09/15/2025	147,000	149,205
4.75%, 10/01/2026	105,000	97,465
4.95%, 02/15/2027	93,000	85,095
5.50%, 12/15/2027	105,000	98,600
3.95%, 01/15/2028	93,000	78,420
4.95%, 10/01/2029	99,000	81,923
4.38%, 02/15/2030	93,000	72,104
8.63%, 11/15/2031 (a)	195,000	205,772
		3,631,460

Utilities - 3.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	124,000	121,921
5.88%, 08/20/2026	118,000	114,873
5.75%, 05/20/2027	123,000	117,836
Calpine Corp.
5.25%, 06/01/2026 (a)	98,000	96,455
4.50%, 02/15/2028 (a)	263,000	250,197
5.13%, 03/15/2028 (a)	253,000	241,316
4.63%, 02/01/2029 (a)	127,000	117,319
5.00%, 02/01/2031 (a)	159,000	144,202
3.75%, 03/01/2031 (a)	171,000	148,492
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	159,000	151,480
3.75%, 02/15/2031 (a)	186,000	160,650
DPL, Inc.
4.13%, 07/01/2025	97,000	94,710
4.35%, 04/15/2029	93,000	86,409
Edison International
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	92,000	94,448
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	85,000	86,596
Electricite de France SA 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	300,000	335,853
Emera, Inc. 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076	251,000	247,875
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (a)	82,000	80,822
5.88%, 04/01/2029 (a)	163,000	159,751
FirstEnergy Corp.
4.15%, 07/15/2027	291,000	279,017
2.65%, 03/01/2030	115,000	100,217
2.25%, 09/01/2030	105,000	88,268
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (a)	117,000	110,530
4.50%, 09/15/2027 (a)	128,000	120,169
7.25%, 01/15/2029 (a)(b)	120,000	123,600
NRG Energy, Inc.
5.75%, 01/15/2028	161,000	159,230
3.38%, 02/15/2029 (a)	100,000	88,527
5.25%, 06/15/2029 (a)	171,000	163,958
3.63%, 02/15/2031 (a)(b)	206,000	176,617
3.88%, 02/15/2032 (a)	71,000	60,496
PG&E Corp.
5.00%, 07/01/2028	199,000	192,284
5.25%, 07/01/2030	204,000	194,057
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031 (a)	152,000	136,619
Talen Energy Supply LLC 8.63%, 06/01/2030 (a)	231,000	244,311
TerraForm Power Operating LLC
5.00%, 01/31/2028 (a)	124,000	119,514
4.75%, 01/15/2030 (a)	124,000	114,724
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	204,000	202,062
5.63%, 02/15/2027 (a)	254,000	250,508
5.00%, 07/31/2027 (a)	274,000	265,457
4.38%, 05/01/2029 (a)	228,000	210,359
7.75%, 10/15/2031 (a)	275,000	285,504
		6,537,233
TOTAL CORPORATE BONDS (Cost $177,945,396)		182,059,533

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%
Investments Purchased with Proceeds from Securities Lending - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	13,717,189	13,717,189
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,717,189)		13,717,189

TOTAL INVESTMENTS - 105.7% (Cost $191,662,585)		$195,776,722
Liabilities in Excess of Other Assets - (5.7)%		(10,638,767)
TOTAL NET ASSETS - 100.0%		$185,137,955

Percentages are stated as a percent of net assets

LIBOR - London Interbank Offered Rate
PIK - Payment In Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $146,537,906 or 79.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $13,420,403 which represented 7.2% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ 182,059,533	$ -	$ -	$ -	$ 182,059,533
Investments Purchased with Proceeds from Securities Lending	-	-	-	13,717,189	13,717,189
Total Investments in Securities	$ 182,059,533	$ -	$ -	$ 13,717,189	$ 195,776,722

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.